Convertible Promissory Notes and Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Promissory Notes and Derivative Liabilities [Abstract]
Schedule of Fair Value of the Derivative Warrant Liability

The following table presents changes in the fair value of the convertible promissory notes and derivative liabilities during the period (in thousands).

	Series A Warrants	Additional Warrants	January Note		January Warrant		June Notes		Total
Balance as of December 31, 2024	5,206	1,014	-		-		-		6,220
Issuance of promissory notes and derivative liability	-	-	4,246		1,520		8,393		14,159
Conversions into ordinary shares	(371)	-	(3,159)		-		-		(3,530)
Change in fair value	(4,260)	(80)	(816	) (*)	(1,288	) (*)	(1,592	) (**)	(8,036)
Reclassification to equity	-	-	-		(232)		-		(232)
Balance as of June 30, 2025	575	934	271		-		6,801		8,581

(*)	Upon issuance, the Company recognized a day-one loss of $3,201 thousand relating to the January Note and January Warrant, in addition to the revaluation disclosed above (see Note 5a).

(**)	Upon issuance, the Company recognized a day-one loss of $3,893 thousand relating to the June Notes, in addition to the revaluation disclosed above (see Note 5f).

Schedule of Fair Value of the Additional Warrants

The following table presents the significant unobservable inputs used for calculation of fair value as of June 30, 2025:

As of June 30, 2025	Series A Warrants	Additional Warrants	January Note	January Warrant	June Notes
Expected volatility	114.3%	164.97%	152.28%-157.3%	110.69%-113.66%	156.93%-157.3%
Exercise price	$5.1	$3,125	$47.7	$47.8-$5.1	$1.028-$6.8
Share price	$6.22	$6.22	$41.65-$6.22	$41.65-$6.22	$8.26-$6.22
Risk-free interest rate	3.74%	3.73%	4.21%-3.96%	4.41%-3.79%	3.83%-3.84%
Dividend yield	-	-	-	-	-
Expected life (years)	4	2.41	1.5-1	5.5-5	1.5-1.48
Weighted average cost of capital (WACC)	22%	-	-	-	-